Asset held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Detailed Information In Sales
Reconciliation of Fintur sales for the period ended 31 December 2019 is stated as below:

31 December 2019
Consideration received or receivable:
Cash	2,229,595

Total disposal consideration	2,229,595

Carrying amount of net assets sold	(1,825,292)
Gain on sale before income tax and reclassification of foreign currency translation reserve	404,303
Reclassification of foreign currency translation reserve	368,133
Income tax expense on gain	—

Gain on sale after income tax	772,436